EQUITY INCENTIVE PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity Incentive Plan
EQUITY INCENTIVE PLAN

17.	EQUITY INCENTIVE PLAN

The Company created the 2023 Equity Incentive Plan (the Plan) on April 27, 2023, under which shares of common stock became available for issuance not to exceed 1,500,000. The Stock Plan is designed to attract, retain, and motivate key employees. Currently, the fair value is recognized as an expense over the vesting period of the award. Option awards are generally granted with an exercise price equal to the fair market value of the Company’s stock at the date of grant, vest over a four-year period, and expire after ten years. There are certain situations that may accelerate the vesting or termination of all outstanding options, such as a change in control. As of September 30, 2025, 854,042 shares were available for grant. The compensation expenses related to incentive units is included in general and administrative expenses with a corresponding increase to additional paid-in-capital.

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

17.	EQUITY INCENTIVE PLAN (Continued)

The following table summarizes the options outstanding as of September 30, 2025:

	Share Options Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

BALANCE, DECEMBER 31, 2024	614,704	$0.80	$10.88	8.87	$7,322,656

Granted	-	-	-	-	-
Exercised	(1,251)	0.76	10.30	-	-
Canceled/Expired	(4,135)	0.76	11.69	-	-

BALANCE, SEPTEMBER 30, 2025	609,318	$0.80	$10.87	8.12	$1,731,782

EXERCISABLE, SEPTEMBER 30, 2025	226,590	$0.80	$10.87	8.12	$643,211

The following table summarizes the nonvested share options for the nine months ended September 30, 2025:

	Nonvested Share Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

BALANCE, DECEMBER 31, 2024	452,875	$0.80	$10.89	8.88	$5,396,007

Vested	(66,737)	0.79	10.92	8.15	190,042
Canceled/Expired	(3,079)	0.76	12.38	-	-

BALANCE, SEPTEMBER 30, 2025	382,729	$0.80	$10.87	8.13	$1,088,571

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying share options and the closing stock price of $3.64 for the Company’s common shares on September 30, 2025 and the closing stock price of $12.71 for the Company’s common shares on December 31, 2024.

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

17.	EQUITY INCENTIVE PLAN (Continued)

There were no options granted during the nine months ended September 30, 2025. As of September 30, 2025, there was $4,161,913 unrecognized compensation expense related to nonvested stock options to be recognized through June 30, 2028. Total compensation expense related to stock options during the three and nine months ended September 30, 2025 and September 30, 2024 was $268,191 and $757,957 and $270,011 and $732,293, respectively. During the nine months ended September 30, 2025 there were 1,251 options exercised in a cashless exchange for 773 shares.

Additionally, fully vested stock awards of 2,264 and 35,389 shares were issued under the Plan to employees during the three and nine months ended September 30, 2025 resulting in compensation expense of $20,942 and $541,567, respectively.

14. EQUITY INCENTIVE PLAN

The Company created the 2023 Equity Incentive Plan (the Plan) on April 27, 2023, under which shares of common stock became available for issuance not to exceed 1,500,000 (on a post-reverse split basis). The Stock Plan is designed to attract, retain, and motivate key employees. Currently, the fair value is recognized as an expense over the vesting period of the award. Option awards are generally granted with an exercise price equal to the fair market value, as adjusted for the 1-for-4 reverse split, of the Company’s stock at the date of grant, vest over a five-year period, and expire after ten years. There are certain situations that may accelerate the vesting or termination of all outstanding options, such as a change in control. As of December 31, 2024, 885,296 shares (on a post-reverse split basis) were available for grant. The compensation expenses related to incentive units is included in general and administrative expenses with a corresponding increased to additional paid-in-capital.

The assumptions used to calculate the fair value of options (on a post-reverse split basis) granted during the year ended December 31, 2024 are as follows:

Weighted-average volatility	95.00%
Risk-free rate	3.81%
Dividend yield	0.00%
Expected term years	10

The following is an analysis of options to purchase shares of the Company’s stock issued and outstanding (on a post-reverse split basis) as of December 31, 2024:

	Share Options	Weighted Average Exercise Price
OUTSTANDING – DECEMBER 31, 2023	569,331	$0.80
Granted	45,565	0.76
Cancelled	(192)	0.76

OUTSTANDING – DECEMBER 31, 2024	614,704	$0.80

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

14.	EQUITY INCENTIVE PLAN (Continued)

The following is a summary of share options (on a post-reverse split basis) vested and exercisable at December 31, 2024:

Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life-Years	Aggregate Intrinsic Value

169,829	$0.80	8.9	$2,056,845

The following is a summary of the changes in nonvested share options (on a post-reverse split basis) as of December 31, 2024:

	Share Options	Weighted Average Grant Date Fair Value
NONVESTED SHARE OPTIONS - DECEMBER 31, 2023	494,105	$10.80
Granted	45,565	11.80
Vested	(86,665)	10.89
Cancelled	(130)	10.30
NONVESTED SHARE OPTIONS - DECEMBER 31, 2024	452,875	$10.89

There were 45,565 options (on a post-reverse split basis) granted during the year ended December 31, 2024 and each option had an average grant date fair value of $11.80 per share (as adjusted for the 1-for-4 reverse split). As of December 31, 2024, there was $4,930,679 unrecognized compensation expense related to nonvested stock options to be recognized over the remaining vesting period. Total compensation expense related to stock options during the year ended December 31, 2024 was $978,234. No options were exercised during the year ended December 31, 2024.